Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

NOTE 3—EARNINGS PER SHARE

As of February 3, 2011, the Company had 3,600,000 shares of common stock outstanding. The impact of the Company’s corporate conversion has been applied on a retrospective basis to January 1, 2010 to determine earnings per share for the years ended December 31, 2011 and 2010.

As of December 31, 2012 and 2011, there were 21,206,121 and 21,202,614 issued and outstanding shares, respectively.

Basic net income per share is computed by dividing the net earnings attributable to common shareholders by the weighted average number of common shares outstanding during the period.

Diluted earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding, increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Conversion or exercise of the potential common shares is not reflected in diluted earnings per share unless the effect is dilutive. The dilutive effect, if any, of outstanding common share equivalents is reflected in diluted earnings per share by application of the treasury stock method, as applicable. In determining whether outstanding stock options, restricted stock, and common stock warrants should be considered for their dilutive effect, the average market price of the common stock for the period has to exceed the exercise price of the outstanding common share equivalent.

The following tables reconcile actual basic and diluted earnings per share for the years ended December 31, 2012, 2011 and 2010 (in thousands except per share data).

	2012	2011	2010
Loss per share:
Numerator:
Net loss from continuing operations	$(42,019)	$(33,774)	$(13,047)
Net loss from discontinued operations	(2,615)	(5,424)	(2,650)

Net loss	$(44,634)	$(39,198)	$(15,697)

Basic loss per common share:
Basic loss per share from continuing operations	$(1.98)	$(1.75)	$(3.62)
Basic loss per share from discontinued operations	(0.12)	(0.28)	(0.74)

Basic loss per share available to common shareholders	$(2.10)	$(2.03)	$(4.36)

Diluted loss per common share:
Diluted loss per share from continuing operations(1)(2)	$(1.98)	$(1.75)	$(3.62)
Diluted loss per share from discontinued operations(1)(2)	(0.12)	(0.28)	(0.74)

Diluted loss per share available to common shareholders(1)(2)	$(2.10)	$(2.03)	$(4.36)

Denominator:
Basic	21,205,747	19,352,063	3,600,000

Diluted(1)(2)	21,205,747	19,352,063	3,600,000

(1)	The computation of diluted EPS did not include 487,314 options and 4,240,521 warrants for the year ended December 31, 2012, as the effect of their inclusion would have been anti-dilutive.
(2)	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.

Pro Forma Earnings Per Share

The pro forma earnings per share for the years ended December 31, 2011 and 2010, gives effect to (i) the consummation of the corporate conversion, pursuant to which all outstanding common and preferred limited liability company units (including all accrued but unpaid dividends thereon) and all principal and accrued interest outstanding under our promissory note in favor of IMPEX Enterprises, Ltd. were converted into 2,300,273 shares of our common stock; (ii) the issuance of 27,000 shares of common stock to two of our employees pursuant to the terms of each of their respective phantom stock agreements; and (iii) the issuance and conversion of a $30.0 million debenture into 1,272,727 shares of our common stock as if these events had been completed by January 2010.

Unaudited pro forma net income attributable to common stockholders per share is computed using the weighted-average number of common shares outstanding, including the pro forma effect of (i) to (iii) above, as if such conversion occurred at January 1, 2010. The pro forma net income/(loss) reflects a reduction of interest expense of $178,000, net of tax and $3.1 million for the years ended December 31, 2011 and 2010, respectively, due to the conversion of a promissory note in favor of IMPEX Enterprises, Ltd. into shares of our common stock, which occurred prior to the closing of our initial public offering, and the conversion of our promissory note in favor of Branch Office of Skarbonka Sp. z o.o into a $30.0 million debenture, and the conversion of that $30.0 million debenture into shares of our common stock, which occurred immediately prior to the closing of our offering.

The following tables reconcile pro forma basic and diluted earnings per share for the years ended December 31, 2011 and 2010 (in thousands except per share data).

	2011	2010
Loss per share:
Numerator:
Net loss from continuing operations(1)(3)	$(33,596)	$(9,986)
Net loss from discontinued operations(1)(3)	(5,424)	(2,650)

Net loss(1)(3)	$(39,020)	$(12,636)

Basic loss per common share:
Basic loss per share from continuing operations	$(1.74)	$(2.77)
Basic loss per share from discontinued operations	(0.28)	(0.74)

Basic loss per share available to common shareholders	$(2.02)	$(3.51)

Diluted loss per common share:
Diluted loss per share from continuing operations(2)	$(1.74)	$(2.77)
Diluted loss per share from discontinued operations(2)	(0.28)	(0.74)

Diluted loss per share available to common shareholders(2)	$(2.02)	$(3.51)

Denominator:
Basic	19,352,063	3,600,000

Diluted(2)	19,352,063	3,600,000

(1)	Reflects a reduction of interest expense $178,000, net of tax and $3.1 million for the years ended December 31, 2011 and 2010, respectively, due to the conversion of our promissory note in favor of IMPEX Enterprises, Ltd. into shares of our common stock, which occurred prior to the closing of our initial public offering, and the conversion of our promissory note in favor of Branch Office of Skarbonka Sp. z o.o into a $30.0 million debenture, and the conversion of that $30.0 million debenture into shares of our common stock, which occurred immediately prior to the closing of our initial public offering.
(2)	The computation of diluted EPS did not include 627,419 options, 4,240,521 warrants and 3,507 shares of restricted stock for the year ended December 31, 2011, as the effect of their inclusion would have been anti-dilutive.
(3)	For the pro forma period for the years ended December 31, 2011 and 2010, the results of the Company being treated for the pro forma presentation as a “C” corporation resulted in no impact to the consolidated balance sheet or statement of operations. The primary reasons for this are that the losses produce no current benefit and any net operating losses generated and other deferred assets (net of liabilities) at that time would have been fully reserved due to historical operating losses. The Company, therefore, has not recorded any pro forma tax provision.